Equity (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Equity [Abstract]
Schedule of Warrant Activity

A summary of the warrant activity follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Intrinsic Value
Outstanding, July 1, 2021	53,506	$1,418.98	3.14	8,743,588
Issued	172,500	100.00
Exercised	-	-
Forfeited or cancelled	-	-
Outstanding, June 30, 2022	226,006	$412.26	4.07	-
Issued	336,000	25.00
Exercised	-	-
Forfeited or cancelled	-	-
Outstanding September 30, 2022	562,006	$180.73	4.51	-
Issued	178,500	0.10
Exercised	(65,660)	0.10
Forfeited or cancelled	-	-
Outstanding December 31, 2022	674,846	$150.53	4.38	-
Issued	-	-
Exercised	(112,840)	0.10
Forfeited or cancelled	-	-
Outstanding March 31, 2023	562,006	$180.73	4.01	-

A summary of the warrant activity follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Intrinsic Value
Outstanding, July 1, 2020	52,646	$428.00	0.86	$14,654,296
Issued	56,037	1,437.89
Exercised	(55,032)	487.63
Forfeited or cancelled	(145)	425.00
Outstanding, June 30, 2021	53,506	1,418.98	3.14	8,743,588
Issued	172,500	100.00
Exercised	—	—
Forfeited or cancelled	—	—
Outstanding June 30, 2022	226,006	412.26	4.07	—

Schedule of Stock Option

A summary of the Company’s stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding, June 30, 2021	4,747	$549.29
Granted	11,202	671.00
Exercised	(140)	482.00
Cancelled	(4,704)	653.64
Outstanding, June 30, 2022	11,105	$628.71
Granted	-	-
Exercised	-	-
Cancelled	(3,470)	656.38
Outstanding, December 31, 2022	7,635	$625.06
Granted	25,000	7.70
Exercised	-	-
Cancelled	(311)	628.39
Outstanding, March 31, 2023	32,324	149.52

A summary of the Company’s stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding, June 30, 2020	519	$1,050.00
Granted	4,364	496.27
Exercised	(53)	836.99
Cancelled	(83)	409.00
Outstanding, June 30, 2021	4,747	549.29
Granted	11,202	671.00
Exercised	(140)	482.00
Cancelled	(4,704)	653.64
Outstanding, June 30, 2022	11,105	$628.71

Schedule of Weighted Average Assumptions Valued Using Black-Scholes Option Pricing Model

Year ended June 30, 2022
Expected term, in years	2.81
Expected volatility	150.82%
Risk-free interest rate	0.45%
Dividend yield	—
Grant date fair value	$534.00

As of June 30, 2021, unamortized stock compensation for stock options was $598,105 with a weighted-average recognition period of 0.60 years. The options granted during the year ended June 30, 2021 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

Year ended June 30, 2021
Expected term, in years	2.76
Expected volatility	132.60%
Risk-free interest rate	0.32%
Dividend yield	—
Grant date fair value	$341.00